Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (11,474,770)	$ (11,417,670)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	825,780	844,888
Non-cash compensation	283,481	872,967
Issuance of common stock and warrants for services	1,035,462	345,678
Issuance of preferred and common stock for accrued interest	70,976	372,232
Accretion of convertible debenture discount	192,421	137,552
Debt conversion costs associated with inducement	0	724,623
Loss on disposal of fixed assets	19,144	15,116
Gain on subsidiary sale	(1,245,712)	0
Bad debt expense	3,000	4,000
Expense (income) from change in fair value of derivative	1,289,985	(379,986)
Net change in assets: Decrease (increase)
Trade accounts receivable	(60,050)	(93,143)
Prepaid expenses	235,877	(275,129)
Other receivables	(198,081)	(127,038)
Inventory	304,033	439,852
Net change in liabilities: Increase (decrease)
Trade accounts payable	810,598	(1,989,467)
Other payables and accrued expenses	575,043	304,707
Net cash used in operating activities	(7,332,813)	(10,220,818)
Cash flows from investing activities:
Purchase of and deposits on equipment	(413,806)	(478,899)
Proceeds from sale of equipment	6,000	1,000
Proceeds from subsidiary sale	586,638	0
Cash divested from subsidary sale	(63,185)
Net cash provided by/used in investing activities	115,647	(477,899)
Cash flows from financing activities:
Net advances on bank line of credit	275,000	0
Proceeds from sale of preferred stock, net	3,713,872	0
Proceeds from sale of common stock, net	13,750	9,352,837
Proceeds from short and long-term debt	536,000	1,994,500
Proceeds from shareholder debt	3,595,000	1,000,000
Repayment of shareholder, short and long-term debt	(1,420,351)	(858,157)
Proceeds from Obligation related to the Letter of Credit	0	600,000
Repayment of Obligation related to the Letter of Credit	(238,695)	(361,305)
Financing costs	0	0
Net cash provided by financing activities	6,474,576	11,727,875
Effect of exchange rate changes on cash	(20,863)	29,568
Net (decrease) increase in cash	(763,453)	1,058,726
Cash, beginning of period	1,086,330	27,604
Cash, end of period	322,877	1,086,330
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	319,947	383,288
Supplemental disclosure of non-cash investing and financing activities:
Financed equipment	501,917	477,817
Debt converted to company stock	2,146,976	5,644,948
Common stock shares issuable	$ 1,771,362	$ 0